Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments and accrued income other than contract assets [abstract]
Summary of Prepaid Expenses
	12/31/2021	12/31/2020
Rents	54,327	30,400
Advertising and publicity	28,410	17,752
Deferred stock plan, net	4,399	9,900
Insurance premiums	26,917	58,675
Software maintenance	19,863	24,233
Employee benefits	8,362	8,924
IPVA and IPTU	1,553	2,632
Contribution - private pension fund (see Note 21.a)	19,831	36,068
Other prepaid expenses	5,730	14,045
	169,392	202,629
Current	98,024	132,122
Non-current	71,368	70,507